COMMITMENTS	6 Months Ended
Jun. 30, 2021
COMMITMENTS
COMMITMENTS

16.COMMITMENTS

(a)Operating lease commitments

The Company had several operating leases as of June 30, 2021, including 1) a series of five-year leases of production factories, warehouses and an employees’ hostel in Jingjiang City, Fujian Province, from unrelated parties under non-cancellable operating lease arrangements, 2) a four-year office lease in Chengdu City, Sichuan Province, 3) a 13.5-months lease in Chengdu, Sichuan Province, and 4) a two-year office lease in Hong Kong. These leases have various terms and the total future minimum lease payments of the Company under these non-cancellable operating leases are payable as follows:

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Within one year	15,423	13,431
After one year and within five years	30,789	46,728
	46,212	60,159

(b)Capital commitments

The Company’s capital expenditures consist of expenditures on property, plant and equipment and capital contributions. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Contracted for capital commitment with respect to capital contributions to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000	30,000
Antelope Chengdu	65,250	65,250